Schedule of movement in the loss allowance (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Financial Risk Management
Balance at 1 July
Assumed on acquisition	(1,971,919)
Recognised in profit or loss	(682,313)
Amounts written off
Net exchange differences	(38,495)
Balance at 30 June	$ (2,692,727)